Risks Arising from Financial Instruments - Summary for Each Type of Derivative Fair Value Recognized as Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Assets	$ 983	$ 669
Liabilities	(5,853)	(5,886)
Net	(4,870)	(5,216)
Non-current, Assets	133	48
Non-current, Liabilities	(266)	(100)
Non-current, Net	(133)	(52)
Current, Assets	850	621
Current, Liabilities	(5,587)	(5,786)
Current derivative financial assets liabilities, net, Total	(4,738)	(5,164)
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	466	238
Liabilities	(180)	(129)
Net	286	109
Foreign currency futures [member]
Disclosure of detailed information about financial instruments [line items]
Assets	5	0
Liabilities	(3)	(37)
Net	2	(37)
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	0	38
Liabilities	(3)	0
Net	(3)	38
Cross currency interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	277	111
Liabilities	(135)	(273)
Net	142	(162)
Aluminum swaps [member]
Disclosure of detailed information about financial instruments [line items]
Assets	25	178
Liabilities	(350)	(20)
Net	(325)	158
Sugar futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	2	13
Liabilities	(1)	0
Net	1	13
Energy futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	112	29
Liabilities	(6)	(2)
Net	106	27
Other commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	96	62
Liabilities	(28)	(13)
Net	68	50
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets	0	0
Liabilities	(5,148)	(5,412)
Net	$ (5,148)	$ (5,412)